UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset High Yield Fund
Class A [WAYAX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$102	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class A shares of Western Asset High Yield Fund returned 10.97%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7824-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.97	3.15	2.92
Class A (with sales charge)	6.77	2.26	2.47
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7824-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7824-ATSR-0724

Western Asset High Yield Fund
Class C [WAYCX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class C shares of Western Asset High Yield Fund returned 10.02%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7823-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.02	2.36	2.13
Class C (with sales charge)	9.02	2.36	2.13
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7823-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7823-ATSR-0724

Western Asset High Yield Fund
Class I [WAHYX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$79	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class I shares of Western Asset High Yield Fund returned 11.24%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7258-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.24	3.41	3.18
Class I (with sales charge)	11.24	3.41	3.18
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7258-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7258-ATSR-0724

Western Asset High Yield Fund
Class IS [WAHSX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$69	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class IS shares of Western Asset High Yield Fund returned 11.29%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7227-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class IS (without sales charge)	11.29	3.51	3.25
Class IS (with sales charge)	11.29	3.51	3.25
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7227-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7227-ATSR-0724

Western Asset High Yield Fund
Class R [WAYRX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class R shares of Western Asset High Yield Fund returned 10.63%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7822-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	10.63	2.85	2.59
Class R (with sales charge)	10.63	2.85	2.59
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7822-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7822-ATSR-0724

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2023 and May 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,204 in May 31, 2023 and in $169,204 in May 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2023 and $0 in May 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2023 and $30,000 in May 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in May 31, 2023 and $0 in May 31, 2024, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $350,359 in May 31, 2023 and $342,635 in May 31, 2024.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

JaynieM. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
High Yield Fund
Financial Statements and Other Important Information
Annual  | May 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.3%
Communication Services — 8.1%
Diversified Telecommunication Services — 1.6%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$268,939 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,670,000	1,242,898 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	382,091 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	880,000	274,769 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	551,493 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	511,313 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	21,000	17,748
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	319,000	306,152 (a)
Total Diversified Telecommunication Services				3,555,403
Entertainment — 0.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	590,234 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	619,744 (a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	640,000	654,748 (a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	132,564 (a)
Total Entertainment				1,997,290
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	230,000	191,752 (a)
Media — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	475,549 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,560,000	2,655,367 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	404,346
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	353,460 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	500,000	469,901 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	300,000	285,956
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,887,000	1,201,830
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,410,000	562,853
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	$754,458 (a)
Gray Television Inc., Senior Notes	5.375%	11/15/31	1,130,000	628,679 (a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	38,741 (a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	127,103 (a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	522,484 (a)
Total Media				8,480,727
Wireless Telecommunication Services — 1.8%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	444,345 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,220,000	970,307 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	332,052 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	778,111 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	405,836 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,410,000	1,171,552 (a)
Total Wireless Telecommunication Services				4,102,203

Total Communication Services				18,327,375
Consumer Discretionary — 21.5%
Automobile Components — 1.8%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	23,000	22,850
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,400,000	1,276,289
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	216,267 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	590,000	594,382 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	590,000	605,038 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	330,000	340,678 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	911,029 (a)
Total Automobile Components				3,966,533
Automobiles — 2.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	4,120,000	3,388,489
Ford Motor Co., Senior Notes	6.100%	8/19/32	20,000	19,956
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,110,000	2,145,117 (a)
Total Automobiles				5,553,562
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Distributors — 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550	$751,191 (a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	815,853	911,716 (a)(b)
Total Distributors				1,662,907
Diversified Consumer Services — 1.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	568,000	545,322 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	488,149 (a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	890,000	874,409 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000	679,817 (a)
Total Diversified Consumer Services				2,587,697
Hotels, Restaurants & Leisure — 12.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000 EUR	506,322 (a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000	305,010 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	130,000	117,531 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	970,000	981,083 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	620,000	613,476 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	460,000	449,869 (a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000	1,424,766 (a)
Carnival Corp., Senior Secured Notes	7.000%	8/15/29	520,000	534,446 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,470,000	1,592,398 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000	414,132 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000	1,097,913 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000	1,272,680
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.902%	7/16/35	1,232,000 GBP	1,185,128 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000	196,238 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	640,000	577,365 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	544,084 (a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	416,000	391,171 (a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	170,000	192,413 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,040,000	1,069,506 (a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	740,000	729,827 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	950,000	$993,203 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,710,000	1,675,229 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	1,040,000	966,995
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	890,000	919,941 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	630,000	627,522 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	175,667
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000	322,803 (a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000	298,362 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000	488,508 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000	792,069 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000	1,530,729 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000	375,249 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000	1,094,750 (a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000	377,748 (a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	195,405 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000	543,348 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	270,000	252,510 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	390,000	367,025 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	893,848 (a)
Total Hotels, Restaurants & Leisure				27,086,269
Household Durables — 0.1%
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000	315,168 (a)
Specialty Retail — 3.2%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	265,901 (a)
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	590,000	591,242 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	250,000	234,626 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	502,621 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	466,657 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	450,000	373,165 (a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	390,000	369,662 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	750,758 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,360,000	1,104,503 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	460,000	$457,784 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	860,000	844,527
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,370,000	1,322,471 (a)
Total Specialty Retail				7,283,917

Total Consumer Discretionary				48,456,053
Consumer Staples — 0.4%
Beverages — 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	351,519 (a)
Food Products — 0.3%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	350,000	342,345 (a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	320,000	279,210 (a)
Total Food Products				621,555

Total Consumer Staples				973,074
Energy — 12.6%
Energy Equipment & Services — 1.2%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	630,000	632,022 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	567,735 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	850,000	823,408 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	970,000	689,277 (a)
Total Energy Equipment & Services				2,712,442
Oil, Gas & Consumable Fuels — 11.4%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,800,000	1,774,091 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,110,000	1,109,768 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	810,000	825,794 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,150,000	1,149,007 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	549,157 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	740,000	783,920 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	480,000	489,516 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	51,942 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	447,693 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	160,557 (d)(e)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	$1,257,916 (d)(e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,080,000	1,141,398 (a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,250,000	1,251,475
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	410,000	393,306 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	930,000	995,517 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	600,000	600,931 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	530,000	556,620 (a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	910,000	925,898 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	195,103 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	730,000	715,918 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	800,000	885,706 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	991,607 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	147,291
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	854,291
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	213,871 (a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	1,230,000	1,236,318 (a)(d)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,632,647
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	535,000	549,243 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	433,886 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	802,480 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	539,121 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	142,707 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,720,000	$1,845,423 (a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	150,000	152,405 (a)
Total Oil, Gas & Consumable Fuels				25,802,523

Total Energy				28,514,965
Financials — 9.8%
Banks — 3.2%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	879,491 (d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	449,593 (d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	600,000	601,916 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	718,105 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	244,131 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	660,000	673,809 (d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000	725,515 (a)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	288,183 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	980,894 (d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	748,035 (d)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	789,407 (a)(d)
Total Banks				7,099,079
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 1.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	$375,349 (d)(e)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	920,000	732,431 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	121,200 *(f)(g)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	480,000	491,602 (a)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	223,076 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	556,492 (a)(d)(e)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	410,000	496,971 (a)(d)
Total Capital Markets				2,997,121
Consumer Finance — 0.4%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	513,115 (a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	334,184 (a)
Total Consumer Finance				847,299
Financial Services — 3.9%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	1,090,000	1,130,517 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	550,000	532,782 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	460,419 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	777,618 (a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,458,609	1,388,814 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	811,000	752,439 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	880,000	896,486 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	320,132 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,204,902 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	490,000	444,081 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	$100,157 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	715,331 (a)
Total Financial Services				8,723,678
Insurance — 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	704,387	706,032 (a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	330,000	304,867 (a)
Total Insurance				1,010,899
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	650,000	543,758 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	300,290 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	126,669 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	450,000	448,090 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,418,807

Total Financials				22,096,883
Health Care — 6.1%
Health Care Equipment & Supplies — 0.8%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	396,249 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	780,000	710,605 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	590,000	590,857 (a)
Total Health Care Equipment & Supplies				1,697,711
Health Care Providers & Services — 3.4%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	300,000	250,866 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,290,000	1,010,848 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	42,842 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,060,000	880,761 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,330,000	1,375,877 (a)(h)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	$749,705
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,489,016 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	390,000	430,129 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,190,000	1,181,234 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	304,413 (a)
Total Health Care Providers & Services				7,715,691
Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	290,649 (a)
Pharmaceuticals — 1.8%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	514,800 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	224,978 (a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	230,000	191,214 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	590,000	605,499 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	300,000	0 *(a)(f)(g)(i)
Par Pharmaceutical Inc., Escrow	—	—	800,000	0 *(a)(f)(g)(i)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	379,370
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,220,000	1,173,762
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	213,468
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	714,362
Total Pharmaceuticals				4,017,453

Total Health Care				13,721,504
Industrials — 13.0%
Aerospace & Defense — 2.1%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	690,000	701,240 (a)
Bombardier Inc., Senior Notes	7.875%	4/15/27	356,000	356,599 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	650,000	672,964 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	970,000	1,042,015 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	810,000	827,908 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	230,000	232,896 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	470,000	482,674 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	350,000	351,475 (a)
Total Aerospace & Defense				4,667,771
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.6%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	$229,767 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	690,000	685,852 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	356,442 (a)
Total Building Products				1,272,061
Commercial Services & Supplies — 3.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	42,000	42,010 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	730,000	658,002 (a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	439,685 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	646,912
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,430,000	1,494,378
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,220,000	1,284,705 (a)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	510,000	525,311 (a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	580,000	592,335 (a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	140,000	138,694 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	519,519 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	810,000	751,250 (a)
Total Commercial Services & Supplies				7,092,801
Construction & Engineering — 1.1%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	600,000	593,045 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	760,000	776,249 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,110,000	1,186,226 (a)
Total Construction & Engineering				2,555,520
Electrical Equipment — 0.2%
Gates Corp., Senior Notes	6.875%	7/1/29	410,000	414,450 (a)(h)
Ground Transportation — 0.6%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	560,000	512,093 (a)
RXO Inc., Senior Notes	7.500%	11/15/27	110,000	112,560 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	380,968
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	305,701 (a)
Total Ground Transportation				1,311,322
Industrial Conglomerates — 0.1%
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	310,218 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — 1.4%
ATS Corp., Senior Notes	4.125%	12/15/28	790,000	$713,193 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	530,000	531,877 (a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	390,000	373,363
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	457,338 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	542,629
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	491,671 (a)
Total Machinery				3,110,071
Marine Transportation — 0.3%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	570,000	580,352 (a)
Passenger Airlines — 2.3%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	619,627 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,001,090 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,860,000	1,800,219 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,240,000	932,034 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	250,000	187,910 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	634,000	586,502 (a)
Total Passenger Airlines				5,127,382
Professional Services — 0.3%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	510,000	557,175 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	217,051 (a)
Total Professional Services				774,226
Trading Companies & Distributors — 0.9%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	510,000	506,890 (d)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	380,000	380,638 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	590,000	529,632 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	720,000	691,838
Total Trading Companies & Distributors				2,108,998

Total Industrials				29,325,172
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 3.5%
Communications Equipment — 0.8%
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,000,000	$1,445,000 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,190,000	490,875 (a)
Total Communications Equipment				1,935,875
Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	670,000	694,667 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	820,000	885,402 (a)
Total Electronic Equipment, Instruments & Components				1,580,069
Software — 1.4%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	664,130 (a)
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	520,000	503,595 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	800,000	808,578 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	340,101 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	254,363 (a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	266,959 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	274,952 (a)
Total Software				3,112,678
Technology Hardware, Storage & Peripherals — 0.6%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	515,715 (a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	775,800 (a)
Total Technology Hardware, Storage & Peripherals				1,291,515

Total Information Technology				7,920,137
Materials — 4.4%
Chemicals — 0.2%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	118,012	2,357 *(j)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	377,615 (a)
Total Chemicals				379,972
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	340,000	328,492 (a)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	450,000	474,196 (a)
Total Construction Materials				802,688
Containers & Packaging — 1.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,870,000	436,727 (a)(b)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	$165,322 (a)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	730,000	714,373 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,130,000	993,442 (a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	314,687 (a)
Total Containers & Packaging				2,624,551
Metals & Mining — 2.7%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,750,000	1,828,278 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,280,000	1,261,231 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	370,000	368,677 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,413,016
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,190,000	1,174,730 (a)
Total Metals & Mining				6,045,932

Total Materials				9,853,143
Real Estate — 2.7%
Diversified REITs — 0.7%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	923,616
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	342,785 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	233,253
Total Diversified REITs				1,499,654
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	230,000	230,338
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	329,529
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	672,965
Total Health Care REITs				1,232,832
Hotel & Resort REITs — 0.8%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	1,020,630
Service Properties Trust, Senior Notes	8.375%	6/15/29	740,000	726,124 (h)
Total Hotel & Resort REITs				1,746,754
Real Estate Management & Development — 0.7%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	570,000	599,694 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	10.500%	1/15/28	520,543	$536,066 (a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	372,250 (a)
Total Real Estate Management & Development				1,508,010

Total Real Estate				5,987,250
Utilities — 1.2%
Electric Utilities — 0.8%
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	710,000	738,217 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,070,000	1,077,663 (a)
Total Electric Utilities				1,815,880
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	260,437 (a)
Independent Power and Renewable Electricity Producers — 0.3%
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	583,048

Total Utilities				2,659,365
Total Corporate Bonds & Notes (Cost — $194,731,276)				187,834,921
Asset-Backed Securities — 8.1%
AB BSL CLO Ltd., 2021-2A D (3 mo. Term SOFR + 3.612%)	8.940%	4/15/34	250,000	251,226 (a)(d)
AGL CLO Ltd., 2021-16A D (3 mo. Term SOFR + 3.362%)	8.686%	1/20/35	250,000	251,281 (a)(d)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	11.950%	4/15/34	250,000	251,194 (a)(d)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.217%	1/17/32	370,000	371,005 (a)(d)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.590%	10/15/29	520,000	520,297 (a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. Term SOFR + 6.762%)	12.086%	10/20/34	650,000	633,594 (a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. Term SOFR + 3.412%)	8.736%	4/20/31	1,575,000	1,582,402 (a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.435%	4/20/35	670,000	665,083 (a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.162%)	8.486%	7/20/29	250,000	250,495 (a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.235%	4/24/34	250,000	241,722 (a)(d)
Battalion CLO Ltd., 2021-20A D (3 mo. Term SOFR + 3.362%)	8.690%	7/15/34	250,000	240,762 (a)(d)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	8.629%	4/15/35	400,000	$396,000 (a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.118%	4/19/34	160,000	156,413 (a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. Term SOFR + 3.962%)	9.286%	7/20/31	250,000	250,000 (a)(d)
Carlyle US CLO Ltd., 2019-2A DR (3 mo. Term SOFR + 6.762%)	12.090%	7/15/32	500,000	504,739 (a)(d)
Catskill Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 3.962%)	9.286%	4/20/29	1,000,000	1,001,203 (a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. Term SOFR + 6.762%)	12.090%	1/15/35	410,000	413,377 (a)(d)
Galaxy CLO Ltd., 2016-22A DRR (3 mo. Term SOFR + 3.612%)	8.939%	4/16/34	350,000	351,068 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.162%)	7.486%	4/20/30	500,000	499,965 (a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.090%	4/15/31	350,000	350,006 (a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.540%	4/15/31	250,000	247,888 (a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.286%	1/20/30	460,000	463,457 (a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.286%	1/20/33	350,000	350,561 (a)(d)
ICG US CLO Ltd., 2022-1A DJ (3 mo. Term SOFR + 5.730%)	11.055%	7/20/35	300,000	299,748 (a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.270%	10/15/31	750,000	729,919 (a)(d)
Magnetite Ltd., 2020-26A ER (3 mo. Term SOFR + 6.212%)	11.535%	7/25/34	500,000	503,351 (a)(d)
Marble Point CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.612%)	7.940%	10/15/30	250,000	250,840 (a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.116%	1/20/32	500,000	488,566 (a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.710%	7/15/31	250,000	241,384 (a)(d)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	9.519%	4/15/34	400,000	399,933 (a)(d)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.490%	4/15/34	900,000	898,879 (a)(d)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Neuberger Berman Loan Advisers CLO Ltd., 2018-28A D (3 mo. Term SOFR + 3.112%)	8.436%	4/20/30	410,000	$409,009 (a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A DR (3 mo. Term SOFR + 3.112%)	8.439%	10/18/29	250,000	248,882 (a)(d)
Oaktree CLO Ltd., 2022-2A DR (3 mo. Term SOFR + 4.500%)	9.829%	7/15/33	600,000	601,582 (a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.040%	10/13/31	300,000	295,321 (a)(d)
Octagon Ltd., 2021-1A D (3 mo. Term SOFR + 3.362%)	8.686%	7/20/34	490,000	491,248 (a)(d)
Palmer Square CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.612%)	11.940%	7/15/34	250,000	251,679 (a)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	8.329%	4/15/31	380,000	381,863 (a)(d)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.836%	7/20/34	310,000	310,777 (a)(d)
Symphony CLO Ltd., 2020-22A D (3 mo. Term SOFR + 3.412%)	8.739%	4/18/33	825,000	808,467 (a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	9.188%	4/19/34	250,000	251,786 (a)(d)
Trinitas CLO Ltd., 2023-26A D (3 mo. Term SOFR + 4.500%)	9.825%	1/20/35	250,000	253,062 (a)(d)

Total Asset-Backed Securities (Cost — $17,638,532)				18,360,034
Senior Loans — 3.9%
Communication Services — 0.2%
Media — 0.2%
Gray Television Inc., Term Loan B	—	5/23/29	530,000	510,292 (k)

Consumer Discretionary — 1.3%
Automobile Components — 0.4%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.329%	5/6/30	498,750	502,336 (d)(l)(m)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	10.591%	3/30/27	329,800	327,091 (d)(l)(m)
Total Automobile Components				829,427
Diversified Consumer Services — 0.1%
Adtalem Global Education Inc., 2024 Repricing Term Loan (1 mo. Term SOFR + 3.500%)	8.829%	8/11/28	230,020	230,979 (d)(l)(m)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.944%	4/13/28	256,000	117,200 (d)(l)(m)
Total Diversified Consumer Services				348,179
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 0.5%
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.070%	4/14/29	246,250	$247,885 (d)(l)(m)
Station Casinos LLC, Term Loan Facility B	—	3/14/31	870,000	873,302 (k)
Total Hotels, Restaurants & Leisure				1,121,187
Leisure Products — 0.0%††
Peloton Interactive Inc., Initial Term Loan	—	5/23/29	20,000	20,050 (g)(k)
Specialty Retail — 0.3%
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 6.100%)	11.420%	6/19/26	661,754	664,031 (d)(l)(m)

Total Consumer Discretionary				2,982,874
Financials — 0.3%
Financial Services — 0.2%
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.579%	7/29/30	246,295	247,973 (d)(l)(m)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.321%	4/7/28	200,000	200,500 (d)(l)(m)
Total Financial Services				448,473
Insurance — 0.1%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.429%	8/19/28	305,350	302,318 (d)(l)(m)

Total Financials				750,791
Health Care — 0.5%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.710%)	10.037%	11/30/28	584,147	361,441 (d)(l)(m)
LifePoint Health Inc., 2024 Repricing Term Loan B (2 mo. Term SOFR + 4.750%)	10.056%	11/16/28	224,505	226,444 (d)(l)(m)
Total Health Care Providers & Services				587,885
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (3 mo. Term SOFR + 3.250%)	8.563%	5/1/31	470,000	472,646 (d)(l)(m)

Total Health Care				1,060,531
Industrials — 0.5%
Commercial Services & Supplies — 0.2%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.406%	4/11/29	306,900	295,008 (d)(l)(m)
Ground Transportation — 0.2%
Genesee & Wyoming Inc., Initial Term Loan B (2 mo. Term SOFR + 2.000%)	7.301%	4/10/31	510,000	511,739 (d)(l)(m)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.1%
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	8.071%	2/22/31	280,000	$281,450 (d)(l)(m)

Total Industrials				1,088,197
Information Technology — 0.8%
Communications Equipment — 0.1%
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.350%)	9.679%	11/29/25	134,240	131,493 (d)(l)(m)
Software — 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.329%	10/16/26	482,462	480,860 (d)(l)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.329%	2/19/29	790,000	720,219 (d)(l)(m)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.902%	2/10/27	90,114	89,215 (d)(l)(m)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.902%	2/10/27	156,682	155,119 (d)(l)(m)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.179%	2/1/28	244,774	245,381 (d)(l)(m)
Total Software				1,690,794

Total Information Technology				1,822,287
Materials — 0.3%
Metals & Mining — 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	535,240	533,712 (f)(g)(l)(m)

Total Senior Loans (Cost — $9,026,791)				8,748,684
Convertible Bonds & Notes — 0.9%
Communication Services — 0.3%
Media — 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	950,000	612,678

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	315,510

Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	641,850

Industrials — 0.1%
Electrical Equipment — 0.1%
Bloom Energy Corp., Senior Notes	3.000%	6/1/29	200,000	206,700 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	270,000	$246,060 (a)

Total Convertible Bonds & Notes (Cost — $2,296,533)				2,022,798
Sovereign Bonds — 0.4%
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,963,539	871,321 (a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	49,085	21,781 (c)

Total Sovereign Bonds (Cost — $882,703)				893,102
			Shares
Convertible Preferred Stocks — 0.4%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Equitrans Midstream Corp. (3 mo. USD LIBOR + 8.150%) (Cost — $861,565)	13.754%		38,722	851,884 (d)
			Shares/Units
Common Stocks — 0.3%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Chord Energy Corp.			1,925	356,914
Permian Production Partners LLC			21,667	14,084 (f)(g)

Total Energy				370,998
Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc.			6,378	180,711 *
Endo International PLC			214	6,063 *

Total Health Care				186,774
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	74,428 *(f)(g)

Total Common Stocks (Cost — $325,633)				632,200
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $14,372)		5/28/28	15,010	$8,856 *
Total Investments before Short-Term Investments (Cost — $225,777,405)				219,352,479
	Rate		Shares
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,248,421)	5.262%		2,248,421	2,248,421 (n)(o)
Total Investments — 98.3% (Cost — $228,025,826)				221,600,900
Other Assets in Excess of Liabilities — 1.7%				3,739,751
Total Net Assets — 100.0%				$225,340,651

See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of May 31, 2024.
(k)	All or a portion of this loan has not settled as of May 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2024, the total market value of investments in Affiliated
Companies was $2,248,421 and the cost was $2,248,421 (Note 9).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	9/24	$8,057,758	$8,040,563	$(17,195)
At May 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	2,032,902	USD	2,172,375	Bank of America N.A.	7/19/24	$38,385
GBP	167,000	USD	208,812	BNP Paribas SA	7/19/24	4,040
GBP	1,038,000	USD	1,305,085	BNP Paribas SA	7/19/24	17,915
GBP	1,477,000	USD	1,852,513	Morgan Stanley & Co. Inc.	7/19/24	30,021
Net unrealized appreciation on open forward foreign currency contracts						$90,361

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At May 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at May 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
American Axle & Manufacturing Inc., 6.250%, due 3/15/26	$247,000	6/20/29	3.211%	5.000% quarterly	$18,433	$6,245	$12,188
Calpine Corp., 5.125%, due 3/15/28	1,040,000	6/20/29	1.821%	5.000% quarterly	142,540	141,132	1,408
Delta Air Lines Inc., 7.375%, due 1/15/26	1,570,500	6/20/29	1.449%	5.000% quarterly	244,691	222,915	21,776
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset High Yield Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at May 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Co., 4.346%, due 12/8/26	$1,320,000	6/20/29	1.542%	5.000% quarterly	$199,898	$191,798	$8,100
Nabors Industries Inc., 5.750%, due 2/1/25	1,013,000	12/20/28	4.750%	1.000% quarterly	(139,778)	(205,145)	65,367
Total	$5,190,500				$465,784	$356,945	$108,839

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at May 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
General Motors Co., 4.200%, due 10/1/27	$520,000	6/20/29	1.101%	5.000% quarterly	$(90,018)	$(83,530)	$(6,488)
Transocean Inc., 8.000%, due 2/1/27	1,013,000	12/20/28	3.346%	1.000% quarterly	91,353	139,511	(48,158)
Total	$1,533,000				$1,335	$55,981	$(54,646)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$4,425,000	6/20/29	5.000% quarterly	$299,816	$288,997	$10,819

See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

 Western Asset High Yield Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $225,777,405)	$219,352,479
Investments in affiliated securities, at value (Cost — $2,248,421)	2,248,421
Foreign currency, at value (Cost — $456,897)	402,752
Cash	1,000,000
Interest receivable	3,815,292
Deposits with brokers for centrally cleared swap contracts	2,093,000
Receivable for securities sold	420,313
Deposits with brokers for open futures contracts	135,420
Receivable for Fund shares sold	95,465
Unrealized appreciation on forward foreign currency contracts	90,361
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $50,821)	50,024
Receivable from brokers — net variation margin on open futures contracts	13,063
Receivable from brokers — net variation margin on centrally cleared swap contracts	8,543
Dividends receivable from affiliated investments	2,912
Prepaid expenses	(7,971)
Total Assets	229,720,074
Liabilities:
Payable for securities purchased	3,645,527
Payable for Fund shares repurchased	342,402
Distributions payable	117,678
Investment management fee payable	115,644
Service and/or distribution fees payable	39,500
Directors’ fees payable	2,594
Accrued expenses	116,078
Total Liabilities	4,379,423
Total Net Assets	$225,340,651
Net Assets:
Par value (Note 7)	$33,090
Paid-in capital in excess of par value	389,806,167
Total distributable earnings (loss)	(164,498,606)
Total Net Assets	$225,340,651
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

Net Assets:
Class A	$179,880,353
Class C	$1,741,693
Class R	$106,831
Class I	$30,498,469
Class IS	$13,113,305
Shares Outstanding:
Class A	26,397,373
Class C	257,941
Class R	15,790
Class I	4,509,335
Class IS	1,909,091
Net Asset Value:
Class A (and redemption price)	$6.81
Class C*	$6.75
Class R (and redemption price)	$6.77
Class I (and redemption price)	$6.76
Class IS (and redemption price)	$6.87
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$7.08

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Statement of Operations
For the Year Ended May 31, 2024

Investment Income:
Interest	$19,740,138
Dividends from unaffiliated investments	121,413
Dividends from affiliated investments	40,643
Less: Foreign taxes withheld	(3,478)
Total Investment Income	19,898,716
Expenses:
Investment management fee (Note 2)	1,299,352
Service and/or distribution fees (Notes 2 and 5)	449,709
Transfer agent fees (Notes 2 and 5)	158,490
Registration fees	93,931
Fund accounting fees	71,866
Audit and tax fees	60,373
Shareholder reports	22,551
Legal fees	13,695
Directors’ fees	7,888
Commitment fees (Note 10)	2,023
Insurance	1,606
Custody fees	10
Miscellaneous expenses	7,912
Total Expenses	2,189,406
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(47,436)
Net Expenses	2,141,970
Net Investment Income	17,756,746
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(19,562,092)
Futures contracts	(425,076)
Written options	(16,310)
Swap contracts	326,147
Forward foreign currency contracts	(86,714)
Foreign currency transactions	7,808
Net Realized Loss	(19,756,237)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	26,373,888
Futures contracts	39,409
Swap contracts	256,594
Forward foreign currency contracts	144,185
Foreign currencies	(7,610)
Change in Net Unrealized Appreciation (Depreciation)	26,806,466
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	7,050,229
Increase in Net Assets From Operations	$24,806,975
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2024	2023
Operations:
Net investment income	$17,756,746	$13,846,119
Net realized loss	(19,756,237)	(19,071,573)
Change in net unrealized appreciation (depreciation)	26,806,466	1,288,461
Increase (Decrease) in Net Assets From Operations	24,806,975	(3,936,993)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,870,115)	(13,424,541)
Return of capital	—	(436,915)
Decrease in Net Assets From Distributions to Shareholders	(17,870,115)	(13,861,456)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,024,792	40,342,888
Reinvestment of distributions	17,074,084	13,224,138
Cost of shares repurchased	(69,538,338)	(110,921,119)
Net assets of shares issued in connection with merger (Note 8)	—	122,492,788
Increase (Decrease) in Net Assets From Fund Share Transactions	(20,439,462)	65,138,695
Increase (Decrease) in Net Assets	(13,502,602)	47,340,246
Net Assets:
Beginning of year	238,843,253	191,503,007
End of year	$225,340,651	$238,843,253
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.62	$7.29	$8.21	$7.40	$7.85
Income (loss) from operations:
Net investment income	0.50	0.48	0.39	0.38	0.41
Net realized and unrealized gain (loss)	0.19	(0.67)	(0.92)	0.81	(0.44)
Total income (loss) from operations	0.69	(0.19)	(0.53)	1.19	(0.03)
Less distributions from:
Net investment income	(0.50)	(0.46)	(0.39)	(0.38)	(0.40)
Return of capital	—	(0.02)	—	(0.00)[2]	(0.02)
Total distributions	(0.50)	(0.48)	(0.39)	(0.38)	(0.42)
Net asset value, end of year	$6.81	$6.62	$7.29	$8.21	$7.40
Total return[3]	10.97%	(2.52)%	(6.77)%	16.41%	(0.52)%[4]
Net assets, end of year (000s)	$179,880	$169,943	$67,464	$3,953	$2,677
Ratios to average net assets:
Gross expenses	0.99%	1.02%	0.97%	1.06%	1.05%[5]
Net expenses[6,7]	0.97	0.97	0.94	1.00	1.02 [5]
Net investment income	7.46	7.14	4.93	4.80	5.30
Portfolio turnover rate	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.92)% for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%.
This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of
Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.05%.

See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.56	$7.23	$8.13	$7.33	$7.77
Income (loss) from operations:
Net investment income	0.45	0.42	0.33	0.32	0.35
Net realized and unrealized gain (loss)	0.19	(0.67)	(0.91)	0.80	(0.43)
Total income (loss) from operations	0.64	(0.25)	(0.58)	1.12	(0.08)
Less distributions from:
Net investment income	(0.45)	(0.41)	(0.32)	(0.32)	(0.34)
Return of capital	—	(0.01)	—	(0.00)[2]	(0.02)
Total distributions	(0.45)	(0.42)	(0.32)	(0.32)	(0.36)
Net asset value, end of year	$6.75	$6.56	$7.23	$8.13	$7.33
Total return[3]	10.02%	(3.40)%	(7.35)%	15.66%	(1.32)%[4]
Net assets, end of year (000s)	$1,742	$1,221	$1,430	$1,960	$1,964
Ratios to average net assets:
Gross expenses	1.73%	1.85%	1.76%	1.82%	1.82%[5]
Net expenses[6,7]	1.71	1.80	1.73	1.76	1.78 [5]
Net investment income	6.73	6.20	4.09	4.08	4.61
Portfolio turnover rate	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.46)% for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.57	$7.24	$8.15	$7.35	$7.78
Income (loss) from operations:
Net investment income	0.48	0.45	0.36	0.36	0.39
Net realized and unrealized gain (loss)	0.20	(0.67)	(0.91)	0.80	(0.43)
Total income (loss) from operations	0.68	(0.22)	(0.55)	1.16	(0.04)
Less distributions from:
Net investment income	(0.48)	(0.44)	(0.36)	(0.36)	(0.37)
Return of capital	—	(0.01)	—	(0.00)[2]	(0.02)
Total distributions	(0.48)	(0.45)	(0.36)	(0.36)	(0.39)
Net asset value, end of year	$6.77	$6.57	$7.24	$8.15	$7.35
Total return[3]	10.63%	(2.92)%	(7.05)%	16.16%	(0.73)%[4]
Net assets, end of year (000s)	$107	$118	$176	$129	$158
Ratios to average net assets:
Gross expenses	1.37%	1.55%	1.58%	1.64%	1.69%[5]
Net expenses[6,7]	1.30	1.30	1.30	1.30	1.30 [5]
Net investment income	7.12	6.67	4.51	4.53	5.07
Portfolio turnover rate	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.86)% for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.57	$7.24	$8.14	$7.34	$7.78
Income (loss) from operations:
Net investment income	0.52	0.49	0.40	0.40	0.44
Net realized and unrealized gain (loss)	0.19	(0.67)	(0.90)	0.80	(0.44)
Total income (loss) from operations	0.71	(0.18)	(0.50)	1.20	0.00
Less distributions from:
Net investment income	(0.52)	(0.47)	(0.40)	(0.40)	(0.42)
Return of capital	—	(0.02)	—	(0.00)[2]	(0.02)
Total distributions	(0.52)	(0.49)	(0.40)	(0.40)	(0.44)
Net asset value, end of year	$6.76	$6.57	$7.24	$8.14	$7.34
Total return[3]	11.24%	(2.41)%	(6.47)%	16.65%	(0.14)%[4]
Net assets, end of year (000s)	$30,498	$35,063	$23,201	$97,099	$64,507
Ratios to average net assets:
Gross expenses	0.77%	0.83%	0.81%	0.81%	0.75%
Net expenses[5,6]	0.75	0.77	0.77	0.75	0.71
Net investment income	7.67	7.29	4.89	5.06	5.66
Portfolio turnover rate	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.42)% for the year ended May 31, 2020.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, effective November 21, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the
Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.67	$7.35	$8.27	$7.45	$7.90
Income (loss) from operations:
Net investment income	0.53	0.50	0.42	0.42	0.45
Net realized and unrealized gain (loss)	0.20	(0.68)	(0.92)	0.81	(0.45)
Total income (loss) from operations	0.73	(0.18)	(0.50)	1.23	0.00
Less distributions from:
Net investment income	(0.53)	(0.48)	(0.42)	(0.41)	(0.43)
Return of capital	—	(0.02)	—	(0.00)[2]	(0.02)
Total distributions	(0.53)	(0.50)	(0.42)	(0.41)	(0.45)
Net asset value, end of year	$6.87	$6.67	$7.35	$8.27	$7.45
Total return[3]	11.29%	(2.29)%	(6.40)%	16.88%	(0.12)%[4]
Net assets, end of year (000s)	$13,113	$32,498	$99,232	$58,186	$102,505
Ratios to average net assets:
Gross expenses	0.68%	0.73%	0.68%	0.71%	0.69%[5]
Net expenses[6,7]	0.65	0.65	0.65	0.65	0.65 [5]
Net investment income	7.73	7.20	5.22	5.20	5.72
Portfolio turnover rate	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.26)% for the year ended May 31, 2020.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$21,975,683	$121,200	$22,096,883
Health Care	—	13,721,504	0 *	13,721,504
Other Corporate Bonds & Notes	—	152,016,534	—	152,016,534
Asset-Backed Securities	—	18,360,034	—	18,360,034
Senior Loans:
Consumer Discretionary	—	2,962,824	20,050	2,982,874
Materials	—	—	533,712	533,712
Other Senior Loans	—	5,232,098	—	5,232,098
Convertible Bonds & Notes	—	2,022,798	—	2,022,798
Sovereign Bonds	—	893,102	—	893,102
Convertible Preferred Stocks	—	851,884	—	851,884
Common Stocks:
Energy	$356,914	—	14,084	370,998
Health Care	—	186,774	—	186,774
Materials	—	—	74,428	74,428
Warrants	8,856	—	—	8,856
Total Long-Term Investments	365,770	218,223,235	763,474	219,352,479
Short-Term Investments†	2,248,421	—	—	2,248,421
Total Investments	$2,614,191	$218,223,235	$763,474	$221,600,900
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$90,361	—	$90,361
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	108,839	—	108,839
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	10,819	—	10,819
Total Other Financial Instruments	—	$210,019	—	$210,019
Total	$2,614,191	$218,433,254	$763,474	$221,810,919
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$17,195	—	—	$17,195
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	$54,646	—	54,646
Total	$17,195	$54,646	—	$71,841

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily

Western Asset High Yield Fund 2024 Annual Report

to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as

Western Asset High Yield Fund 2024 Annual Report

realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2024, the total notional value of all credit default swaps to sell protection was $9,615,500. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended May 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset High Yield Fund 2024 Annual Report

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset High Yield Fund 2024 Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(199,190)	$199,190
(a)
Reclassifications are due to non-deductible offering costs and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.

Western Asset High Yield Fund 2024 Annual Report

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.01%, 1.80%, 1.30%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2024, fees waived and/or expenses reimbursed amounted to $47,436, which included an affiliated money market fund waiver of $561.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2025	$63,143	$615	$387	$16,009	$33,232
Expires May 31, 2026	29,443	235	62	7,641	9,494
Total fee waivers/expense reimbursements subject to recapture	$92,586	$850	$449	$23,650	$42,726
For the year ended May 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
May 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $11,220 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$6,919
CDSCs	14,843
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended May 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$104,855,628	$86,048
Sales	128,398,591	85,212
At May 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$228,651,859	$6,534,204	$(13,585,163)	$(7,050,959)
Futures contracts	—	—	(17,195)	(17,195)
Forward foreign currency contracts	—	90,361	—	90,361
Swap contracts	701,923	119,658	(54,646)	65,012

Western Asset High Yield Fund 2024 Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2024.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$90,361	—	$90,361
Centrally cleared swap contracts[2]	—	$119,658	119,658
Total	$90,361	$119,658	$210,019

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[3]	$17,195	—	$17,195
Centrally cleared swap contracts[2]	—	$54,646	54,646
Total	$17,195	$54,646	$71,841

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$18,174	—	—	$18,174
Futures contracts	(425,076)	—	—	(425,076)
Written options	(16,310)	—	—	(16,310)
Swap contracts	—	—	$326,147	326,147
Forward foreign currency contracts	—	$(86,714)	—	(86,714)
Total	$(423,212)	$(86,714)	$326,147	$(183,779)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$39,409	—	—	$39,409
Swap contracts	—	—	$256,594	256,594
Forward foreign currency contracts	—	$144,185	—	144,185
Total	$39,409	$144,185	$256,594	$440,188
During the year ended May 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$471
Written options†	380
Futures contracts (to buy)	8,115,786
Forward foreign currency contracts (to buy)	4,177,931
Average Notional Balance
Credit default swap contracts (buy protection)	$2,176,538
Credit default swap contracts (sell protection)	5,747,704

†	At May 31, 2024, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$38,385	—	$38,385	—	$38,385
BNP Paribas SA	21,955	—	21,955	—	21,955
Morgan Stanley & Co. Inc.	30,021	—	30,021	—	30,021
Total	$90,361	—	$90,361	—	$90,361

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset High Yield Fund 2024 Annual Report

For the year ended May 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$435,392	$118,785
Class C	13,887	854
Class R	430	175
Class I	—	33,921
Class IS	—	4,755
Total	$449,709	$158,490
For the year ended May 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$29,860
Class C	238
Class R	62
Class I	7,718
Class IS	9,558
Total	$47,436
6. Distributions to shareholders by class

	Year Ended May 31, 2024	Year Ended May 31, 2023
Net Investment Income:
Class A	$13,077,193	$8,405,606
Class C	94,221	71,088
Class R	6,169	9,951
Class I	2,517,595	2,175,234
Class IS	2,174,937	2,762,662
Total	$17,870,115	$13,424,541
Return of Capital:
Class A	—	$273,569
Class C	—	2,314
Class R	—	324
Class I	—	70,795
Class IS	—	89,913
Total	—	$436,915
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
7. Capital shares
At May 31, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,905,970	$19,722,276	2,366,618	$16,172,466
Shares issued on reinvestment	1,901,719	12,886,897	1,270,077	8,558,918
Shares repurchased	(4,076,347)	(27,575,074)	(3,305,508)	(22,227,755)
Shares issued with merger	—	—	16,084,506	107,604,955
Net increase	731,342	$5,034,099	16,415,693	$110,108,584
Class C
Shares sold	122,453	$821,948	20,506	$135,496
Shares issued on reinvestment	12,654	85,008	9,419	62,937
Shares repurchased	(63,333)	(425,055)	(98,803)	(665,463)
Shares issued with merger	—	—	57,264	379,667
Net increase (decrease)	71,774	$481,901	(11,614)	$(87,363)
Class R
Shares sold	8,314	$56,300	9,366	$64,753
Shares issued on reinvestment	909	6,115	1,442	9,657
Shares repurchased	(11,405)	(77,036)	(17,086)	(115,367)
Net decrease	(2,182)	$(14,621)	(6,278)	$(40,957)
Class I
Shares sold	1,328,626	$8,893,297	3,063,171	$20,703,011
Shares issued on reinvestment	293,159	1,971,446	259,988	1,740,316
Shares repurchased	(2,447,180)	(16,389,149)	(3,266,719)	(22,086,744)
Shares issued with merger	—	—	2,074,407	13,773,965
Net increase (decrease)	(825,395)	$(5,524,406)	2,130,847	$14,130,548
Class IS
Shares sold	372,017	$2,530,971	484,304	$3,267,162
Shares issued on reinvestment	311,540	2,124,618	418,947	2,852,310
Shares repurchased	(3,644,973)	(25,072,024)	(9,641,741)	(65,825,790)
Shares issued with merger	—	—	108,931	734,201
Net decrease	(2,961,416)	$(20,416,435)	(8,629,559)	$(58,972,117)
8. Transfer of net assets
On November 18, 2022, the Fund acquired the assets and certain liabilities of Western Asset Global High Yield Bond Fund (the “Acquired Fund”), a series of Legg Mason Partners Income Trust, pursuant to a plan of reorganization approved by the Board of Directors of

Western Asset High Yield Fund 2024 Annual Report

both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Western Asset Global High Yield Bond Fund	18,325,110	$122,492,788	$118,622,633
As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.735800, 0.744103, 0.740617 and 0.729866 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.
The total net assets of the Acquired Fund before the acquisition included unrealized depreciation of $(16,622,723), accumulated net realized loss of $(72,302,004) and overdistributed net investment income of $(732,934). Total net assets of the Fund immediately after the transfer were $241,115,421. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
Proforma results of operations of the combined entity for the entire year ended May 31, 2023, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

(Unaudited)
Net investment income	$17,530,628
Net realized loss	(39,882,034)
Change in net unrealized appreciation	8,278,226
Increase in net assets from operations	$(14,073,180)
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on November 18, 2022.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended May 31, 2024. The following transactions were effected in such company for the year ended May 31, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$38,783,372	38,783,372	$36,534,951	36,534,951

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$40,643	—	$2,248,421
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2024.

Western Asset High Yield Fund 2024 Annual Report

11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$17,870,115	$13,424,541
Tax return of capital	—	436,915
Total distributions paid	$17,870,115	$13,861,456
As of May 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$192,874
Deferred capital losses*	(157,470,883)
Other book/tax temporary differences(a)	(252,695)
Unrealized appreciation (depreciation)(b)	(6,967,902)
Total distributable earnings (loss) — net	$(164,498,606)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on futures and foreign currency contracts, the difference between cash and accrual basis distributions paid.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, and other book/tax basis adjustments.
12. Recent accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Western Asset High Yield Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset High Yield Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 26, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset High Yield Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2024:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$110,997
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$110,997
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$9,563,190
Section 163(j) Interest Earned	§163(j)	$18,522,502
Interest Earned from Federal Obligations	Note (1)	$93
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset High Yield Fund

Changes In and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the one-, three-, five- and ten-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional high yield funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2023 was above the median, that the Fund’s performance for the 5-year period ended December 31, 2023 was slightly below the median, and that the Fund’s performance for the 3- and 10-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance trailed that of its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board

Western Asset High Yield Fund

considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional high yield funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and the Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median of the peer group and the Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the
Western Asset High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset High Yield Fund

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Western Asset
High Yield Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset High Yield Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset High Yield Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90221-AFSOI 7/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)	Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2024